Commitments and Contingencies (Tables)	6 Months Ended
Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases	As of September 30, 2023, future minimum payments under non-cancelable operating leases were as follows: Future Lease Payments
October 2023 to September 2024	$109,704
Total	$109,704